Revenue (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Revenue [Abstract]
Revenue from costruction contracts and operating leases	₨ 19,983	₨ 211,990	₨ 394,100